Guarantor Financial Information - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Mar. 16, 2017	Jan. 31, 2017	Jan. 25, 2017
Condensed Financial Statements, Captions [Line Items]
Long-term debt	$ 1,500,000,000							$ 1,500,000,000
Net cash provided by (used in) operating activities	3,831,000,000	$ 2,779,000,000	$ 1,877,000,000
Net cash (used in) provided by financing activities	(1,367,000,000)	463,000,000	3,413,000,000
Net cash used in investing activities	(6,745,000,000)	(2,324,000,000)	(6,023,000,000)
Reclassification Adjustment | Accounting Standards Update 2016-15
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(4,131,000,000)	(3,356,000,000)	(3,537,000,000)
Net cash (used in) provided by financing activities	(188,000,000)	0	0
Net cash used in investing activities	4,319,000,000	3,356,000,000	3,537,000,000
Issuer | Reportable Legal Entities
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(1,613,000,000)	(1,335,000,000)	(1,147,000,000)
Net cash (used in) provided by financing activities	(1,119,000,000)	301,000,000	2,667,000,000
Net cash used in investing activities	0	2,000,000,000	(1,999,000,000)
Issuer | Reportable Legal Entities | Reclassification Adjustment
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities		696,000,000	3,400,000,000
Net cash (used in) provided by financing activities		(696,000,000)	(3,400,000,000)
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	9,761,000,000	7,516,000,000	6,650,000,000
Net cash (used in) provided by financing activities	4,000,000	117,000,000	2,576,000,000
Net cash used in investing activities	(11,021,000,000)	(7,655,000,000)	(7,559,000,000)
Guarantor Subsidiaries | Reportable Legal Entities | Reclassification Adjustment
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities		625,000,000	3,300,000,000
Net cash (used in) provided by financing activities		(625,000,000)	(3,300,000,000)
Non-Guarantor Subsidiaries | Reportable Legal Entities
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	(4,218,000,000)	(3,298,000,000)	(3,450,000,000)
Net cash (used in) provided by financing activities	(67,000,000)	(39,000,000)	(106,000,000)
Net cash used in investing activities	4,276,000,000	3,331,000,000	3,535,000,000
Non-Guarantor Subsidiaries | Reportable Legal Entities | Reclassification Adjustment
Condensed Financial Statements, Captions [Line Items]
Net cash provided by (used in) operating activities		71,000,000	69,000,000
Net cash (used in) provided by financing activities		$ (71,000,000)	$ (69,000,000)
Incremental Term Loan Facility
Condensed Financial Statements, Captions [Line Items]
Long-term debt									$ 4,000,000,000
Refinanced Secured Term Loans
Condensed Financial Statements, Captions [Line Items]
Senior Secured Term Loans									$ 1,980,000,000
Refinanced Secured Term Loans | Affiliated Entity
Condensed Financial Statements, Captions [Line Items]
Senior Secured Term Loans										$ 1,980,000,000
4.000% Senior Notes Due 2022
Condensed Financial Statements, Captions [Line Items]
Long-term debt	$ 500,000,000
Interest rate, stated percentage	4.00%
4.000% Senior Notes Due 2022 | Issuer
Condensed Financial Statements, Captions [Line Items]
Long-term debt						$ 1,000,000,000	$ 500,000,000
Interest rate, stated percentage						4.00%	4.00%
4.000% Senior Notes Due 2022 | Affiliated Entity
Condensed Financial Statements, Captions [Line Items]
Interest rate, stated percentage	4.00%
5.125% Senior Notes due 2025
Condensed Financial Statements, Captions [Line Items]
Long-term debt	$ 500,000,000
Interest rate, stated percentage	5.125%
5.125% Senior Notes due 2025 | Issuer
Condensed Financial Statements, Captions [Line Items]
Long-term debt						$ 1,250,000,000	$ 500,000,000
Interest rate, stated percentage						5.125%	5.125%
5.125% Senior Notes due 2025 | Affiliated Entity
Condensed Financial Statements, Captions [Line Items]
Interest rate, stated percentage	5.125%
5.375% Senior Notes due 2027
Condensed Financial Statements, Captions [Line Items]
Long-term debt	$ 500,000,000
Interest rate, stated percentage	5.375%
5.375% Senior Notes due 2027 | Issuer
Condensed Financial Statements, Captions [Line Items]
Long-term debt				$ 500,000,000		$ 750,000,000	$ 500,000,000
Interest rate, stated percentage				5.375%		5.375%	5.375%
5.375% Senior Notes due 2027 | Affiliated Entity
Condensed Financial Statements, Captions [Line Items]
Interest rate, stated percentage	5.375%
6.288% Senior Reset Notes to affiliates due 2019 | Affiliated Entity
Condensed Financial Statements, Captions [Line Items]
Interest rate, stated percentage	6.288%
6.288% Senior Reset Notes to affiliates due 2019 | Senior Notes | Affiliated Entity
Condensed Financial Statements, Captions [Line Items]
Long-term debt						$ 1,250,000,000
Interest rate, stated percentage						6.288%
6.366% Senior Reset Notes to affiliates due 2020 | Affiliated Entity
Condensed Financial Statements, Captions [Line Items]
Interest rate, stated percentage	6.366%
6.366% Senior Reset Notes to affiliates due 2020 | Senior Notes | Affiliated Entity
Condensed Financial Statements, Captions [Line Items]
Long-term debt						$ 1,250,000,000
Interest rate, stated percentage						6.366%
5.300% Senior Notes to affiliates due 2021 | Issuer
Condensed Financial Statements, Captions [Line Items]
Long-term debt					$ 2,000,000,000
Interest rate, stated percentage					5.30%
5.300% Senior Notes to affiliates due 2021 | Affiliated Entity
Condensed Financial Statements, Captions [Line Items]
Interest rate, stated percentage	5.30%
5.300% Senior Notes to affiliates due 2021 | Senior Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate, stated percentage	5.30%
6.000% Senior Notes to affiliates due 2024 | Issuer
Condensed Financial Statements, Captions [Line Items]
Long-term debt					$ 1,350,000,000
Interest rate, stated percentage					6.00%
6.000% Senior Notes to affiliates due 2024 | Affiliated Entity
Condensed Financial Statements, Captions [Line Items]
Interest rate, stated percentage	6.00%
6.000% Senior Notes to affiliates due 2024 | Senior Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate, stated percentage	6.00%
6.000% Senior Notes to affiliates due 2024 | Issuer
Condensed Financial Statements, Captions [Line Items]
Long-term debt					$ 650,000,000
Interest rate, stated percentage					6.00%
6.000% Senior Notes to affiliates due 2024 | Affiliated Entity
Condensed Financial Statements, Captions [Line Items]
Interest rate, stated percentage	6.00%
6.000% Senior Notes to affiliates due 2024 | Senior Notes
Condensed Financial Statements, Captions [Line Items]
Interest rate, stated percentage	6.00%